Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 0	$ 0
Total financial assets		0	1,401
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		597	5,502
Total financial assets		858	0
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		4,810	0
Total financial assets		2,428	4,394
Warrant [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[1]		1,401
Warrant [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[1]		0
Warrant [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[1]		0
Liability for Share-Based Compensation | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[2]	0	0
Liability for Share-Based Compensation | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[2]	0	0
Liability for Share-Based Compensation | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[2]	2,428	4,394
Contingent Consideration Receivable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Contingent Consideration Receivable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Contingent Consideration Receivable | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		4,810
Derivative financial asset | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0	0
Derivative financial asset | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		597	5,502
Derivative financial asset | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0	$ 0
Derivative Financial Liabilities | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0
Derivative Financial Liabilities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		858
Derivative Financial Liabilities | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		$ 0

[1]	The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of December 31, 2025 and December 31, 2024, 53,900,329 warrants were outstanding. As of December 31, 2025, the warrant were delisted from trading on the NYSE and the fair value of the warrant liability was immaterial.
[2]	As of December 31, 2025 and 2024, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction (Note 1).